Revenue information - Disaggregation of revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total revenues	$ 356,682	$ 323,281
Point in time
Disaggregation of Revenue [Line Items]
Total revenues	353,274	304,261
Over time
Disaggregation of Revenue [Line Items]
Total revenues	3,408	19,020
Sales of goods revenues
Disaggregation of Revenue [Line Items]
Total revenues	310,150	251,942
Automotive computing platform
Disaggregation of Revenue [Line Items]
Total revenues	258,535	215,680
SoC Core Modules
Disaggregation of Revenue [Line Items]
Total revenues	47,909	36,252
Automotive merchandise and other products
Disaggregation of Revenue [Line Items]
Total revenues	3,706	10
Software license revenues
Disaggregation of Revenue [Line Items]
Total revenues	2,290	26,787
Service revenues
Disaggregation of Revenue [Line Items]
Total revenues	44,242	44,552
Automotive computing Platform – Design and development service
Disaggregation of Revenue [Line Items]
Total revenues	39,334	23,025
Connectivity service
Disaggregation of Revenue [Line Items]
Total revenues	3,408	19,020
Other services
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,500	$ 2,507